Lease and Commitments (Details Narrative) (10-K)				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 13, 2018 ft²	Jul. 02, 2018 USD ($)	May 03, 2017 USD ($) ft²	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($) Integer	Mar. 31, 2019 USD ($)
Rent expense			$ 2,078	$ 13,343	$ 13,434	$ 40,479	$ 37,679	$ 51,292	$ 69,758
Labour costs		$ 2,000
Agreement term	1 year		7 years 4 days
Area of land | ft²	1,000		3,577
Loan amount								42,500
Grant for lease improvements								7,500
Proceeds from loans								15,000
Operating lease payment				164,695		164,695		153,772
Operating lease liability net of discount				$ 164,350		$ 164,350		$ 148,692
Operating lease discount rate				0.12%		0.12%		2.18%
Number of operating lease | Integer								1
Weighted average remaining lease term				6 years		6 years		7 years
Weighted average discount rate				0.12%		0.12%		2.18%
Edina Facility [Member]
Loan amount								$ 27,500
Grant for lease improvements								7,500
Gel-Del Technologies, Inc [Member]
Operating lease payment				$ 330,000		$ 330,000		$ 330,000